Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Future Minimum Lease Payment [Abstract]
Due and unpaid for 2025	$ 12,304
Remainder of 2026	74,352
2027	76,837
2028	28,308
Total undiscounted lease payments	191,801
Less imputed interest	(5,470)
Total lease liabilities	$ 186,331	$ 180,169